Fair Values For Other Postretirement Benefit Plans By Asset Category (Detail) - Other Postretirement Benefit Plan - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	$ 1,760	$ 2,435
Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	162	208
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	974	1,434
US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	21	105
Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	524	461
International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	79	111
Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category		116
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	930	1,409
Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	8	6
Level 1 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	752	1,172
Level 1 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	18	98
Level 1 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	133	119
Level 1 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	19	14
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	830	980
Level 2 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	154	202
Level 2 | Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	222	262
Level 2 | US Treasuries and agencies
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	3	7
Level 2 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	391	296
Level 2 | International Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category	$ 60	97
Level 2 | Other Fixed Income Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category		116
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category		46
Level 3 | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values for the other postretirement benefit plans by asset category		$ 46